Schedule H, Line 4j – Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, Line 4j – Schedule of Reportable Transactions
FORM 5500, SCHEDULE H, PART IV, LINE 4j — SCHEDULE OF REPORTABLE TRANSACTIONS
FOR THE YEAR ENDED DECEMBER 31, 2025

EIN: 66-0676831
PLAN NUMBER: 002

SINGLE TRANSACTIONS — None.

SERIES OF TRANSACTIONS
Description of Asset	Purchase Amount		Sales Amount		Cost of Asset	Current Value of Asset on Transaction Date	Net Gain on Sale

The Procter & Gamble Company common stock	$681,311	(49)	$—		$681,311	$681,311
The Procter & Gamble Company common stock	—		2,138,498	(40)	1,026,456	2,138,498	1,112,042

NOTES:
All transactions are related to Party-in-interest.
The number in parentheses represents the number of transactions in the series.